Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory:
Raw materials	$ 1,020	$ 832
Sub-assemblies	1,379	864
Finished goods	1,342	1,915
Total inventory	3,741	3,611
Prepaid expenses and other current assets:
Prepaid insurance	110	78
Patents	13
Prepaid advertising and marketing	41	3
Taxes	47
Other current assets	126	84
Total prepaid expenses and other current assets	337	165
Accrued and other liabilities:
Payroll and benefits	701	1,829
Accrued legal settlements	200	1,775
Customer deposits	639	510
Taxes	61	119
Accrued professional	155	316
Other liabilities	58	491
Total accrued and other liabilities	$ 1,814	$ 5,040